Trade and Other Receivables - Summary on Trade and Other Receivables (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019
Trade and other receivables [abstract]
Trade receivables	$ 332.3	$ 326.0
Allowance for doubtful accounts	(3.5)	(3.7)
Trade receivables net of allowance	328.8	322.3
Sales tax and other government receivables	65.6	54.3
Other	4.7	11.7
Total trade and other receivables	$ 399.1	$ 388.3